Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Provision [Abstract]
Disclosure of reconciliation of provision for closure and reclamation [Table Text Block]
	Maracás Menchen	Currais Novos
	Mine	Tungsten	Total
Balance at December 31, 2019	$5,578	$575	$6,153
Changes in estimated cash flows and discount rates	496	30	526
Accretion	149	13	162
Effect of foreign exchange	(1,338)	(136)	(1,474)
Balance at December 31, 2020	$4,885	$482	$5,367
Changes in estimated cash flows and discount rates	(879)	11	(868)
Accretion	132	15	147
Effect of foreign exchange	(314)	(34)	(348)
Balance at December 31, 2021	$3,824	$474	$4,298